Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 4,735	$ 983	$ 132
Intangible assets, net	18,533	13,213	1,590
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Intangible assets, net	1,913	2,430
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Intangible assets, net	$ 1,162	$ 1,317